Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Schedule of Borrowings [Table Text Block]

	December 31, 2012		December 31, 2011		December 31, 2010		For the year 2012
	Outstanding Balance	Rate	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$3,836	0.10%	$3,500	0.10%	$3,314	0.10%	$3,608	0.10%
Short-term borrowings - Federal Home Loan Bank overnight advances	1,600	0.25%	-		-		462	0.25%
	$5,436	0.14%	$3,500	0.10%	$3,314	0.10%	$4,070	0.12%